Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock Options.
Stock Options

10)    Stock Options

The following is a summary of stock options for the nine months ended September 30, 2024:

Weighted-Average
		Weighted-	Remaining	Aggregate Intrinsic
	Number of	Average	Contractual	Value
	Shares	Exercise Price	Term (Years)	($ in thousands)
Options outstanding at December 31, 2023	509,133	$4.75	9.46	$66
Options granted	—	—	—	—
Less: options forfeited	—	—	—	—
Less: options expired/cancelled	—	—	—	—
Less: options exercised	—	—	—	—
Options outstanding at September 30, 2024	509,133	$4.75	8.71	$—
Options exercisable at September 30, 2024	454,600	$5.15	8.65	$—

Stock-based compensation expense recognized for the nine months ended September 30, 2024, and 2023 was $197,215 and $204,492, respectively, and is recorded in general and administrative expenses in the consolidated statements of operations. As of September 30, 2024, there is no unrecognized stock-based compensation expense (excluding performance awards). Stock-based compensation expense recognized for the three months ended September 30, 2024, and 2023 was $0 and $30,840, respectively.

11)    Stock Options and Restricted Stock Units (“RSUs”)

The Company established the 2020 Omnibus Incentive Compensation plan (the “2020 Plan”) which provides for the grants of awards to our directors, officers, employees, and consultants of 107,834. The 2020 Plan authorizes the grant of incentive stock options, nonqualified stock options, stock appreciation rights, stock awards, stock units and other stock-based awards and cash-based awards. On December 22, 2021, our stockholders approved the Second Amendment to the 2020 Plan to increase the total number of shares of common stock issuable under the 2020 Plan by 152,166 shares to a total of 260,000 shares of common stock. On September 14, 2023, our stockholders approved the Third Amendment to the 2020 Plan to increase the total number of shares of common stock issuable under the 2020 Plan by 2,500,000 shares to a total of 2,760,000 shares of common stock. As of December 31, 2023, there were 2,760,000 shares authorized and 2,158,658 shares available for issuance under the 2020 Plan.

The following is a summary of stock options for the years ended December 31, 2023, and 2022:

			Weighted-Average	Aggregate Intrinsic
		Weighted-Average	Remaining Contractual	Value
	Number of Shares	Exercise Price	Term (Years)	($ in thousands)
Options outstanding at December 31, 2021	61,567	$33.80	9.23	$—
Options granted	5,000	33.40
Less: options expired/cancelled	(7,500)	(32.10)
Options outstanding at December 31, 2022	59,067	$34.02	8.29	$—
Options granted	455,066	1.27
Less: options forfeited	(5,000)	(33.40)
Options outstanding at December 31, 2023	509,133	$4.75	9.46	$66
Options exercisable at December 31, 2023	138,600	$14.15	8.90	$—

The following is a summary of RSUs for the years ended December 31, 2023, and 2022:

		Weighted-Average
	Number of Shares	Price
RSUs outstanding at December 31, 2021	11,642	$32.90
RSUs granted	30,927	11.90
Less: RSUs forfeited	—	—
Less: RSUs expired/cancelled	—	—
Less: RSUs vested	(2,331)	(30.90)
RSUs outstanding at December 31, 2022	40,238	$16.87
RSUs granted	—	—
Less: RSUs forfeited	—	—
Less: RSUs expired/cancelled	—	—
Less: RSUs vested	(40,238)	(16.87)
RSUs outstanding at December 31, 2023	—	$—

On January 4, 2022, pursuant to a consulting agreement, the Company awarded a grant of 5,000 options to purchase shares of common stock of the Company at an exercise price of $33.40 per share. The shares of common stock underlying the options vested 100% upon issuance.

On April 7, 2022, the Company awarded the four Directors grants of 24,876 total RSUs with a stock price of $11.90 per share. The RSUs shall vest 100% on the one-year anniversary of the date of grant. Also on April 7, 2022, Tania King, an employee of Juggernaut Capital Partners LLP, pursuant to her contract, was granted 6,050 RSUs with a stock price of $11.90 per share. The RSUs shall vest 100% on the one-year anniversary of the date of grant. On September 2, 2022, Ms. King RSUs vested.

On April 10, 2023, the Company awarded four Directors grants totaling 156,000 options with an exercise price of $0.99 per share, vesting 100% on the one-year anniversary of the date of grant. On December 21, 2023, the Company awarded four Directors grants totaling 160,000 options which vest 100% on April 10, 2024; granted two executives and one employee options totaling 139,066 options with an exercise price of $1.41 per share, of which 84,533 options vesting immediately upon issuance and 54,533 vesting upon one executive meeting certain Company performance milestones. As of December 31, 2023, management determined it was not probable that these performance milestones will be met.  The Company used the Black Scholes valuation method to determine fair value assuming the following: dividend rate of 0%, implied volatility of 107.1%, a weighted-average risk-free interest rate of 3.7%, and have a fair value of $1.01 per share.

Stock-based compensation expense recognized for the years ended December 31, 2023, and 2022, was $417,230 and $1,195,076, respectively, and is recorded in general and administrative expenses in the consolidated statements of operations.  As of December 31, 2023, unrecognized stock-based compensation expense (excluding performance awards) is approximately $197,000 to be recognized over a term of 0.27 years.